Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Impairment Charge on Property and Equipment					$ 0	$ 0
Depreciation, Depletion and Amortization, Nonproduction	$ 78,000	$ 98,000	$ 217,000	$ 156,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets					$ 200,000	$ 100,000